Mortgage Servicing Rights, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Servicing Asset at Amortized Value, Balance [Roll Forward]
Servicing Asset at Amortized Cost, Beginning	$ 2,355	$ 2,368	$ 2,388	$ 2,350
Servicing Asset at Amortized Value, Additions	154	105	265	203
Servicing Asset at Amortized Value, Amortization	(199)	(84)	(333)	(164)
Servicing Asset at Amortized Value, Change In Valuation Allowance	49	(43)	39	(43)
Servicing Asset at Amortized Cost, Ending	2,359	2,346	2,359	2,346
Servicing Asset at Amortized Value, Fair Value [Abstract]
Servicing Asset at Amortized Value, Fair Value, Beginning	3,066	3,386	3,238	3,452
Servicing Asset at Amortized Value, Fair Value, Ending	3,014	3,228	3,014	3,228
Valuation Allowance for Impairment of Recognized Servicing Assets, Balance [Abstract]
Valuation Allowance for Impairment of Recognized Servicing Assets, Beginning Balance	63	0	53	0
Valuation Allowance for Impairment of Recognized Servicing Assets, Ending Balance	$ 14	$ 43	$ 14	$ 43